Stockholders’ Deficit (Details)									1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 05, 2024 $ / shares	Jun. 28, 2024 shares	Apr. 01, 2024 USD ($) shares	Feb. 23, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 $ / shares shares	Jul. 03, 2023 shares	Feb. 29, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 13, 2024 shares	Feb. 13, 2024 shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 29, 2021 shares	Oct. 08, 2021 $ / shares	Nov. 19, 2019 $ / shares shares	Nov. 14, 2019 $ / shares shares	Dec. 31, 2018 shares
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares																			$ 1.7571
Price per share (in Dollars per share) | $ / shares					$ 4.9					$ 0.3	$ 0.3
Conversion Price (in Dollars per share) | $ / shares										$ 1	$ 1	$ 0.8059
Weighted average price percentage											80.00%
Premium percentage											50.00%
Private placement shares									10,039											100
Number of warrants to purchase shares									612,746										324,999
Convertible notes amount (in Dollars) | $											$ 627,154
Accrued aggregate penalty (in Dollars) | $										$ 608,363	$ 608,363
Sold shares										7,600,000
Capital stock, authorized												75,120,105
Common stock shares authorized												45,350,000			45,350,000
Conversion price per share												29,770,105
Common stock par or stated value per share (in Dollars per share) | $ / shares												$ 0.0001			$ 0.0001
Preferred stock shares issued					3,999,997														2,845,597
Common stock shares issued												9,068,899			9,044,733
Shares for gross proceeds (in Dollars) | $										$ 2,500,000
Selling price per share (in Dollars per share) | $ / shares				$ 0.25								$ 1.7571
Shares of common stock										369,401
Stock subscription receivable (in Dollars) | $												$ 1,875
Earnout shares		1,000,000
Restricted shares of common stock		1,000,000
Common stock shares outstanding												9,068,899			9,044,733
Class of warrant or right, outstanding									2,500	9,192,500	9,192,500
Warrant expire term										30 days	30 days								5 years
Shares issued price per share (in Dollars per share) | $ / shares																		$ 1.7571
Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Warrant expire term										30 days	30 days
Conversion Price Floor [Member]
Stokholders’ Deficit [Line Items]
Weighted average price percentage											80.00%
Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock shares authorized												45,350,000
Shares for gross proceeds (in Dollars) | $												$ 4,888,402
Keystone Purchase Agreement [Member]
Stokholders’ Deficit [Line Items]
Weighted average price percentage					90.00%
Purchase shares (in Dollars) | $					$ 25,000,000
Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares									$ 0.0001
Weighted average price percentage	80.00%
Private placement shares														1,200,000
Aggregate cash proceeds (in Dollars) | $			$ 500,000
Sold shares			626
Shares of common stock						1,200,000
Subsequent Event [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Weighted average price percentage	80.00%
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares										$ 1	$ 1
Redemption premium percentage											20.00%
Private Placement [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Private placement shares									10,039
Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio					0.0806
KeystoneELOC [Member]
Stokholders’ Deficit [Line Items]
Shares for gross proceeds (in Dollars) | $											$ 2,500,000
Selling price per share (in Dollars per share) | $ / shares										$ 1	$ 1
Shares of common stock										250,351
KeystoneELOC [Member]
Stokholders’ Deficit [Line Items]
Stock subscription receivable (in Dollars) | $										$ 200,000	$ 200,000
Issuance costs (in Dollars) | $											$ 1,000,000
Lead Investor [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued					250,000
Arena ELOC [Member]
Stokholders’ Deficit [Line Items]
Shares of common stock										345,566
Purchase of common stock (in Dollars) | $				$ 25,000,000
Percentage of weighted average price				90.00%
NewCERo [Member]
Stokholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars) | $									$ 10,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 18
Private placement shares												500,000
Accrued aggregate penalty (in Dollars) | $
Selling price per share (in Dollars per share) | $ / shares												$ 10.2
Temporary equity, shares												764,957			1,288,298
Preferred stock shares authorized												1,000,000
Warrant expire term												5 years
Number of trading days												30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding												8,750,000			8,750,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding												442,500			442,500
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Private placement shares												1,629,500
Common stock par or stated value per share (in Dollars per share) | $ / shares												$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars) | $					$ 9,980,000
Shares of common stock						1,200,000
Shares issued price per share (in Dollars per share) | $ / shares					$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Stokholders’ Deficit [Line Items]
Private placement shares												885,000
Shares issued price per share (in Dollars per share) | $ / shares																	$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Private placement shares									10,080
Sold shares							885,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price												20 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price												30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrants and Rights Subject to Mandatory Redemption Trigger Price Exceeds [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Warrant price per share (in Dollars per share) | $ / shares												$ 0.01
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Lead Investor [Member]
Stokholders’ Deficit [Line Items]
Private placement shares					250,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion of aggregate share								4,596,250
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares							$ 11.02
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member] | Private Placement [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares												10
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares										$ 1,000	$ 1,000	$ 1.7571
Price per share (in Dollars per share) | $ / shares										10	10
Conversion Price (in Dollars per share) | $ / shares										$ 750	$ 750
Premium percentage											25.00%
Number of warrants to purchase shares																			1,422,799
PBAX amount (in Dollars) | $											$ 1,555,000
Accrued aggregate penalty (in Dollars) | $										$ 37,330	$ 37,330
Preferred stock shares issued					415,498													2,845,597	2,845,597
Common stock shares issued												3,999,997
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Number of designated shares										12,580	12,580
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Preferred stock shares issued													38
Series A Preferred Stock [Member] | NewCERo [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares										$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Private placement shares												1,500
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares						$ 12.5
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares						15
Class A Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock shares outstanding												5,563,297
Class A Common Stock [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares	$ 1
Common stock par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001
Class A Common Stock [Member] | Private Placement [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued												885,000
Class A Common Stock [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares									2,500
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares																9,192,500
Common stock shares authorized												60,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares												$ 0.0001
Common stock shares issued												5,481,250			885,000
Shares of common stock												9,192,500
Common stock shares outstanding												5,481,250			885,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares												$ 18
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares outstanding							6,234,582
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued						4,651,704
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued						5,000,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares												$ 9.2
Percentage of total equity proceeds												60.00%
Market value price per share (in Dollars per share) | $ / shares												$ 9.2
Adjusted Exercise Price of Warrants Percentage												115.00%
Series B Preferred Stock [Member] | Private Placement [Member]
Stokholders’ Deficit [Line Items]
Sold shares			626
Convertible Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares												$ 0.8059
Convertible Preferred Stock [Member] | Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio					0.1757
Common Stock [Member]
Stokholders’ Deficit [Line Items]
PBAX amount (in Dollars) | $											$ 2,864,074
Common stock shares issued												45,350,000
Common Stock [Member] | KeystoneELOC [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued					119,050
Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares												$ 1
Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares					$ 10
Class B Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares												$ 0.0001
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Common stock shares authorized															10,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares															$ 0.0001
Common stock shares issued												0			4,596,250
Common stock shares outstanding												0			4,596,250
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common Stock Voting Rights												one